Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Other Investments) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013
Accounting Policies [Abstract]
Investment in AC JV, LLC		$ 1.2	[1]	$ 1.3	[1]	$ 1.1
Other investments	$ 5.6 [2]	4.2	[2],[3]	1.2	[3]
Total other investments	$ 6.8	$ 5.4		$ 2.5
Cost-method ownership percentage	20.00%	20.00%

[1]	Refer to Note 7-Related Party Transactions.
[2]	The Company received equity securities in privately held companies as consideration for a portion of advertising contracts. The equity securities were accounted for under the cost method and represent an ownership of less than 20%. The Company does not exert significant influence on these companies' operating or financial activities.
[3]	The Company received equity securities in some privately held companies as consideration for advertising contracts. The equity securities were accounted for under the cost method and represent an ownership of less than 20%. The Company does not exert significant influence of these companies' operating or financial activities.